Submission	Apr. 21, 2026
Submission [Line Items]
Central Index Key	0002101698
Registrant Name	Elmet Group Co.
Registration File Number	333-294725
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A